DUE FROM RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2025
DUE FROM RELATED PARTIES
Schedule Of Due From Related Parties
	December 31,	December 31,
Borrower	2025	2024
Lifschultz Enterprise Company LLC (an entity controlled by David Lifschultz, Genoil chief executive officer, and Bruce Abbott, Genoil chief operating officer)	$-	$37,181
Current portion	$-	$-
Non-current portion	-	37,181
Total	$-	$37,181